VESSELS, RIGS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
VESSELS, RIGS AND EQUIPMENT, NET	VESSELS, RIGS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2026	December 31, 2025
Cost	3,972,692	4,003,773
Accumulated depreciation	(980,152)	(881,140)
Vessels, rigs and equipment, net	2,992,540	3,122,633

During the six months ended June 30, 2026, the Company recognized $16.0 million of capital upgrades in relation to three container vessels, two chemical tankers and one rig (December 31, 2025: $51.7 million in relation to 14 container vessels, one car carrier, one chemical tanker, four Suezmax tankers and two drilling rigs, net of insurance recoveries). Certain upgrades and special periodic survey (“SPS”) costs are capitalized as separate asset components and depreciated over shorter useful economic lives that range from three years to 10 years for upgrades and five years for SPS costs.

During the six months ended June 30, 2026, the Company sold one Suezmax tanker (December 31, 2025: one container vessel, 13 dry bulk vessels and one Suezmax tanker). See also Note 2: Gain on Sale of Vessels.